QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

CBOE VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.05%

BEVERAGES - 3.73%
Brown-Forman Corp.- Class B	3,834	$265,696
The Coca-Cola Co.	5,519	262,649

		528,345

CONSUMER DISCRETIONARY - 10.97%
Genuine Parts Co.	2,475	257,573
Leggett & Platt, Inc.	5,577	259,386
Lowe’s Companies, Inc.	2,473	258,997
McDonald’s Corp.	1,499	256,539
Target Corp.	3,433	258,230
VF Corp.	3,260	264,516

		1,555,241

ENERGY - 3.61%
Chevron Corp.	2,009	251,828
Exxon Mobil Corp.	2,982	260,329

		512,157

FINANCIAL - 9.05%
AFLAC, Inc.	2,985	263,277
Cincinnati Financial Corp.	3,417	262,767
Franklin Resources, Inc.	5,799	245,936
S&P Global, Inc.	1,442	261,146
T. Rowe Price Group Inc.	2,242	250,274

		1,283,400

FOOD & STAPLE RETAILING - 13.10%
Archer-Daniels-Midland Co.	6,162	264,658
Hormel Foods Corp.	7,676	263,517
McCormick & Company, Inc.	2,637	286,826
SYSCO Corp.	4,142	260,408
The Procter & Gamble Co.	2,989	258,070
Walgreens Boots Alliance, Inc.	3,413	256,862
Wal-Mart Stores, Inc.	2,495	265,967

		1,856,308

HEALTH CARE - 11.22%
Abbott Laboratories	4,277	265,858
AbbVie Inc.	2,502	280,774
Becton Dickinson and Co.	1,106	268,692
Cardinal Health, Inc.	3,534	253,706
Johnson & Johnson	1,858	256,757
Medtronic, PLC	3,078	264,369

		1,590,156

HOUSEHOLD PRODUCTS - 7.33%
Colgate-Palmolive Co.	3,437	255,163
The Clorox Co.	1,856	262,977
Kimberly-Clark Corp.	2,205	257,985
PepsiCo, Inc.	2,179	262,134

		1,038,259

INDUSTRIAL - 20.50%
3M Co.	1,066	267,033
A.O.Smith Corp.	3,952	263,915
Cintas Corp.	1,600	269,520
Dover Corp.	2,519	267,543
Emerson Electric Co.	3,634	262,484
General Dynamics Corp.	1,204	267,866
Illinois Tool Works Inc.	1,519	263,805
Pentair PLC	3,594	256,971
Roper Technologies, Inc.	955	267,963
Stanley Black & Decker, Inc.	1,547	257,158
W.W. Grainger, Inc.	971	261,840

		2,906,098

INFORMATION TECHNOLOGY - 1.90%
Automatic Data Processing	2,184	270,008

MATERIALS - 11.05%
Air Products & Chemicals, Inc.	1,545	260,132
Ecolab Inc.	1,922	264,621
Nucor Corp.	3,825	256,122
Praxair, Inc	1,641	265,005
PPG Industries, Inc.	2,219	263,462
Sherwin-Williams Co.	615	256,523

		1,565,865

REAL ESTATE - 1.83%
Federal Realty Investment Trust	2,142	258,754

TELECOMMUNICATION SERVICES - 1.88%
AT&T Inc.	7,130	267,019

UTILITIES - 1.88%
Consolidated Edison, Inc.	3,324	267,117

TOTAL COMMON STOCKS - 98.05%		13,898,727

CBOE VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (unaudited)

	Shares	Fair Value

MONEY MARKET FUNDS - 4.20%
Federated Treasury Obligations Fund, 1.06%(A)	595,066	$595,066

TOTAL INVESTMENTS - 102.25%		14,493,793
Liabilities, in excess of other assets - (2.25)%		(319,318)

NET ASSETS - 100.00%		$14,174,475

(A) Effective 7 day yield as of January 31, 2018.

CALL OPTIONS WRITTEN - (0.02)%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

AbbVie Inc.	2	$22,444	$125.00	2/3/2018	$(6)
Abbott Laboratories	3	18,648	63.00	2/3/2018	(30)
Archer-Daniels-Midland Co.	4	17,180	44.00	2/3/2018	(28)
Automatic Data Processing	2	24,726	122.00	2/3/2018	(340)
AFLAC, Inc.	2	17,640	91.00	2/3/2018	(62)
Cardinal Health, Inc.	3	21,537	74.50	2/3/2018	(375)
Colgate-Palmolive Co.	3	22,272	73.50	2/3/2018	(315)
The Clorax Co.	1	14,169	145.00	2/3/2018	(85)
Chevron Corp	1	12,535	131.00	2/3/2018	(10)
Dover Corp.	2	21,242	105.00	2/3/2018	(440)
Consolidate Edison, Inc.	2	16,072	80.00	2/3/2018	(85)
Emerson Electric Co.	3	21,669	74.00	2/3/2018	(15)
General Dynamics	1	22,248	225.00	2/3/2018	(130)
WW Grainger Inc.	1	26,966	280.00	2/3/2018	(200)
Hormel Foods Corp.	7	24,031	34.50	2/3/2018	(70)
Illinois Tool	1	17,367	177.50	2/3/2018	(25)
Johnson & Johnson	1	13,819	145.00	2/3/2018	(4)
Kimberly-Clark	2	23,400	122.00	2/3/2018	(90)
The Coca-Cola Co.	4	19,036	48.50	2/3/2018	(12)
Lowes Cos. Inc.	2	20,946	107.00	2/3/2018	(56)
McDonalds Corp.	1	17,114	177.50	2/3/2018	(4)
Medtronic PLC	2	17,178	87.00	2/3/2018	(40)
3M Co.	1	25,050	257.50	2/3/2018	(13)
Nurcor Corp.	3	20,088	69.50	2/3/2018	(12)
Pepsico Inc.	2	24,060	121.00	2/3/2018	(46)
Procter & Gamble	2	17,268	87.50	2/3/2018	(20)
PPG Inds. Inc.	1	11,873	121.00	2/3/2018	(65)
Stanley Black & Decker, Inc.	1	16,623	170.00	2/3/2018	(35)
AT&T Inc.	6	22,470	37.50	2/3/2018	(414)
Target Corp.	3	22,566	77.00	2/3/2018	(30)
VF Corp.	2	16,228	82.00	2/3/2018	(60)
Walgreens Boots Alliance, Inc.	3	22,578	79.00	2/3/2018	(9)
Walmart Inc.	2	21,320	108.00	2/3/2018	(60)
Exxon Mobile Corp.	2	17,460	88.50	2/3/2018	(84)

TOTAL CALL OPTIONS WRITTEN					(3,270)

TOTAL OPTIONS WRITTEN - (0.02)%					$(3,270)

In accordance with U.S. GAAP, “fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

MONEY MARKET FUND	$595,066	$–	$–	$595,066

TOTAL PURCHASED OPTIONS	–	–	–	–

TOTAL INVESTMENTS	$14,493,793	–	–	$14,493,793

TOTAL OPTIONS WRITTEN	$(3,270)	$–	$–	$(3,270)

At January 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $13,438,224 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,095,903
Gross unrealized depreciation	(40,334)

Net unrealized appreciation	$1,055,569

CBOE VEST S&P 500® BUFFER PROTECT STRATEGY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2018 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 1.62%
Federated Treasury Obligations Fund, 1.06*	273,372	$273,372

PURCHASED OPTIONS - 105.37%

CALL OPTIONS - 103.82%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	52	$1,465,880	$0.01	2/22/2018	$1,466,036
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	3/22/2018	1,462,237
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	4/19/2018	1,462,238
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	5/17/2018	1,462,238
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	6/21/2018	1,457,272
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	7/19/2018	1,457,273
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	8/16/2018	1,457,272
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	9/20/2018	1,457,273
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	10/18/2018	1,451,346
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	11/22/2018	1,451,346
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	12/20/2018	1,451,347
SPDR S&P 500 ETF Trust	52	$1,465,880	0.01	1/17/2019	1,445,699

TOTAL CALL OPTIONS					17,481,577

PUT OPTIONS - 1.55%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	52	$1,465,880	$234.75	2/24/2018	$851
SPDR S&P 500 ETF Trust	52	$1,465,880	239.05	3/24/2018	1,819
SPDR S&P 500 ETF Trust	52	$1,465,880	233.44	4/21/2018	2,763
SPDR S&P 500 ETF Trust	52	$1,465,880	236.00	5/19/2018	4,425
SPDR S&P 500 ETF Trust	52	$1,465,880	243.00	6/21/2018	9,463
SPDR S&P 500 ETF Trust	52	$1,465,880	246.97	7/21/2018	14,110
SPDR S&P 500 ETF Trust	52	$1,465,880	246.80	8/18/2018	16,196
SPDR S&P 500 ETF Trust	52	$1,465,880	250.10	9/20/2018	21,551
SPDR S&P 500 ETF Trust	52	$1,465,880	255.65	10/18/2018	30,785
SPDR S&P 500 ETF Trust	52	$1,465,880	256.42	11/22/2018	35,557
SPDR S&P 500 ETF Trust	52	$1,465,880	267.20	12/20/2018	51,211
SPDR S&P 500 ETF Trust	52	$1,465,880	279.75	1/17/2019	72,547

TOTAL PUT OPTIONS					261,278

TOTAL PURCHASED OPTIONS - 105.37%					17,742,855

TOTAL INVESTMENTS - 106.99%					18,016,227
Liabilities in excess of other assets - (6.99)%					(1,177,966)

NET ASSETS - 100.00%					$16,838,261

*Effective 7 day yield as of January 31, 2018

OPTIONS WRITTEN - (6.99)%

CALL OPTIONS - (6.32)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	52	$(1,465,880)	$259.25	2/21/2018	$(120,238)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	267.50	3/21/2018	(82,551)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	254.50	4/18/2018	(150,033)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	262.25	5/15/2018	(119,432)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	268.90	6/20/2018	(94,680)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	271.50	7/17/2018	(90,063)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	271.00	8/14/2018	(98,026)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	273.20	9/20/2018	(98,011)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	281.25	10/18/2018	(72,388)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	285.91	11/22/2018	(66,358)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	291.90	12/20/2018	(51,993)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	308.50	1/17/2019	(19,624)

TOTAL CALL OPTIONS WRITTEN					(1,063,397)

PUT OPTION - (0.67)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	52	$(1,465,880)	$211.28	2/21/2018	$(325)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	215.15	3/21/2018	(1,158)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	210.10	4/18/2018	(1,444)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	212.40	5/16/2018	(2,002)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	218.70	6/20/2018	(4,005)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	222.27	7/18/2018	(6,113)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	222.12	8/15/2018	(7,188)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	225.09	9/19/2018	(9,718)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	230.09	10/17/2018	(14,286)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	230.78	11/22/2018	(15,871)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	240.48	12/20/2018	(22,582)
SPDR S&P 500 ETF Trust	52	$(1,465,880)	251.78	1/17/2019	(28,577)

TOTAL PUT OPTIONS WRITTEN					(113,269)

TOTAL OPTIONS WRITTEN - (6.99)%					$(1,176,666)

In accordance with U.S. GAAP, “fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

MONEY MARKET FUND	$273,372	$–	$–	$273,372
TOTAL PURCHASED OPTIONS	17,742,855	–	–	17,742,855

TOTAL INVESTMENTS	$18,016,227	$–	$–	$18,016,227

TOTAL OPTIONS WRITTEN	$(1,176,666)	$–	$–	$(1,176,666)

At January 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $16,529,301 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,772,284
Gross unrealized depreciation	(285,358)

Net unrealized appreciation	$1,486,926

CBOE VEST DEFINED DISTRIBUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2018 (Unaudited)

	Shares	Fair Value

U. S. GOVERNMENT SECURITIES - 115.50%
MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures March 22, 2018	34,814,878	$34,814,878

PURCHASED OPTIONS - 0.01%

CALL OPTIONS - 0.01%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	920	$25,934,800	$345.00	2/28/2018	920

TOTAL CALL OPTIONS PURCHASED					920

PUT OPTIONS - 0.01%

Description
SPDR S&P 500 ETF Trust	920	$25,934,800	$180.00	2/28/2018	1,840

TOTAL PUT OPTIONS PURCHASED					1,840

TOTAL PURCHASED OPTIONS - 0.01%					2,760

TOTAL INVESTMENTS - 115.51%					$34,817,638
Liabiliites in excess of other assets- (15.51)%					(4,676,995)

NET ASSETS - 100.00%					$30,140,643

OPTIONS WRITTEN - (0.10)%

CALL OPTIONS - (0.03)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	920	$(25,934,800)	$295.50	2/28/2018	(9,338)

TOTAL CALL OPTIONS WRITTEN - (0.03)%					(9,338)

PUT OPTION - (0.07)%
Description
SPDR S&P 500 ETF Trust	920	$(25,934,800)	$255.00	2/28/2018	(22,218)

TOTAL PUT OPTIONS WRITTEN - (0.07)%					(22,218)

TOTAL OPTIONS WRITTEN - (0.10)%					$(31,556)

In accordance with U.S. GAAP, “fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

U.S. GOVERNMENT SECURITIES	$34,814,878	$–	$–	$34,814,878

TOTAL PURCHASED OPTIONS	2,760	–	–	2,760

TOTAL INVESTMENTS	$34,817,638	$–	$–	$34,817,638

TOTAL OPTIONS WRITTEN	$(31,556)	$–	$–	$(31,556)

At January 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $34,819,202 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(1,564)

Net unrealized depreciation	$(1,564)

CBOE VEST S&P ENHANCE AND BUFFER FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2018 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 6.83%
Federate Treasury Obligations Fund 1.06%*	40,706	$40,706

PURCHASED OPTIONS - 108.41%

CALL OPTIONS - 108.41%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	21	$591,990	$131	2/28/2018	$317,499
SPDR S&P 500 ETF Trust	42	1,183,980	282.05	2/28/2018	16,128
SPDR S&P 500 ETF Trust	21	591,990	131	7/31/2019	312,900

TOTAL CALL OPTIONS PURCHASED					646,527

TOTAL PURCHASED OPTIONS - 108.41%					646,527

TOTAL INVESTMENTS - 115.24%					$687,233
Liabilities in excess of other assets - (15.24)%					(90,865)

NET ASSETS - 100.00%					$596,368

*Effective 7 day yield as of January 31, 2018.

OPTIONS WRITTEN - (0.09)%

CALL OPTIONS - (0.09)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	42	$(1,183,980)	$289.10	2/28/2018	$(3,276)
SPDR S&P 500 ETF Trust	42	(1,183,980)	272.18	2/28/2018	(47,964)

TOTAL CALL OPTIONS WRITTEN - (0.09)%					(51,240)

TOTAL OPTIONS WRITTEN - (0.09)%					$(51,240)

In accordance with U.S. GAAP, “fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

MONEY MARKET FUND	$40,706	$–	$–	$40,706

TOTAL PURCHASED OPTIONS	646,527	$–	$–	646,527

TOTAL INVESTMENTS	$687,233	–	–	$687,233

TOTAL OPTIONS WRITTEN	$(51,240)	$–	$–	$(51,240)

At January 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $687,308 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(75)

Net unrealized depreciation	$(75)

CBOE VEST S&P 500(®) ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2018 (unaudited)

PURCHASED OPTIONS - 116.69%

CALL OPTIONS - 116.69%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
SPDR S&P 500 ETF Trust	117	$3,298,230	$0.01	02/22/18	$3,298,581
SPDR S&P 500 ETF Trust	117	3,298,230	234.75	02/22/18	556,566
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	03/22/18	3,290,034
SPDR S&P 500 ETF Trust	117	3,298,230	239.05	03/22/18	503,793
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	04/19/18	3,290,034
SPDR S&P 500 ETF Trust	117	3,298,230	233.44	04/19/18	575,003
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	05/17/18	3,290,035
SPDR S&P 500 ETF Trust	117	3,298,230	236.00	05/17/18	552,802
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	06/21/18	3,278,863
SPDR S&P 500 ETF Trust	117	3,298,230	243.00	06/21/18	477,154
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	07/19/18	3,278,864
SPDR S&P 500 ETF Trust	117	3,298,230	246.97	07/19/18	445,754
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	08/16/18	3,278,864
SPDR S&P 500 ETF Trust	117	3,298,230	246.80	08/16/18	457,120
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	09/21/18	3,278,864
SPDR S&P 500 ETF Trust	117	3,298,230	250.10	09/22/18	426,209
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	10/18/18	3,265,529
SPDR S&P 500 ETF Trust	117	3,298,230	255.65	10/18/18	385,593
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	11/22/18	3,265,529
SPDR S&P 500 ETF Trust	117	3,298,230	256.42	11/22/18	393,861
SPDR S&P 500 ETF Trust	117	3,298,230	0.01	12/20/18	3,265,530
SPDR S&P 500 ETF Trust	117	3,298,230	267.20	12/20/18	310,322
SPDR S&P 500 ETF Trust	115	3,241,850	0.01	01/17/19	3,197,220
SPDR S&P 500 ETF Trust	115	3,241,850	279.75	01/17/19	203,780

TOTAL CALL OPTIONS					44,565,904

TOTAL PURCHASED OPTIONS - 116.69%					44,565,904

TOTAL INVESTMENTS - 116.69%					44,565,904
Liabilities in excess of other assets - (16.69)%					(6,373,955)

NET ASSETS - 100.00%					$38,191,949

OPTIONS WRITTEN - (16.24%)

CALL OPTIONS - (16.24)%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
SPDR S&P 500 ETF Trust	234	$(6,596,460)	$253.50	02/16/18	$(672,786)
SPDR S&P 500 ETF Trust	234	(6,596,460)	260.00	03/20/18	(530,653)
SPDR S&P 500 ETF Trust	234	(6,596,460)	249.50	04/14/18	(783,029)
SPDR S&P 500 ETF Trust	234	(6,596,460)	255.50	05/12/18	(674,380)
SPDR S&P 500 ETF Trust	234	(6,596,460)	261.80	06/16/18	(558,067)
SPDR S&P 500 ETF Trust	234	(6,596,460)	265.50	07/13/18	(512,368)
SPDR S&P 500 ETF Trust	234	(6,596,460)	264.70	08/14/18	(555,852)
SPDR S&P 500 ETF Trust	234	(6,596,460)	267.00	09/20/18	(549,431)
SPDR S&P 500 ETF Trust	234	(6,596,460)	273.75	10/18/18	(442,209)
SPDR S&P 500 ETF Trust	234	(6,596,460)	276.37	11/22/18	(434,671)
SPDR S&P 500 ETF Trust	234	(6,596,460)	284.15	12/20/18	(330,300)
SPDR S&P 500 ETF Trust	230	(6,483,700)	298.50	01/17/19	(158,077)

TOTAL CALL OPTIONS WRITTEN					(6,201,823)

TOTAL OPTIONS WRITTEN - (16.24)%					$(6,201,823)

In accordance with U.S. GAAP, “fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

TOTAL PURCHASED OPTIONS	$44,565,904	$–	$–	$44,565,904

TOTAL INVESTMENTS	$44,565,904	$–	$–	$44,565,904

TOTAL OPTIONS WRITTEN	$(6,201,823)	$–	$–	$(6,201,823)

At January 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $36,122,931 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,442,973
Gross unrealized depreciation	–

Net unrealized appreciation	$8,442,973

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	March 28, 2018

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	March 28, 2018